Reclamation Bonds	12 Months Ended
Dec. 31, 2021
Disclosure of Reclamation Bonds [Abstract]
Reclamation Bonds

NOTE 4 - Reclamation Bonds

In relation to its exploration and evaluation assets, the Company has posted reclamation bonds as at December 31, 2021 of $3,484,948 (US$2,748,815) (2020 - $3,499,646 (US$2,747,965)).